INTANGIBLE ASSETS AND GOODWILL - Changes in net carrying amounts of intangible assets and goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total intangible assets
Beginning of period	$ 8,926	$ 8,905
End of period	12,281	8,926
Goodwill
Goodwill at beginning of period	3,973
Goodwill at end of period	4,024	3,973
Total intangible assets and goodwill
Intangible assets and goodwill at beginning of period	12,899	12,828
Intangible assets and goodwill at end of period	16,305	12,899
Gross Carrying Amount, Before Adjustment
Total intangible assets
Beginning of period	10,980	10,948
Accumulated impairment losses	(118)	(118)
End of period		10,980
Total intangible assets and goodwill
Intangible assets and goodwill at beginning of period	15,174	15,092
Accumulated impairment losses	(339)	(339)
Intangible assets and goodwill at end of period		15,174
Gross carrying amount
Total intangible assets
Beginning of period	10,862	10,830
Additions	3,443	109
Disposals and other	80	77
End of period	14,225	10,862
Total intangible assets and goodwill
Intangible assets and goodwill at beginning of period	14,835	14,753
Additions	3,494	159
Disposals and other	80	77
Intangible assets and goodwill at end of period	18,249	14,835
Accumulated amortization
Total intangible assets
Beginning of period	(1,936)	(1,925)
Accumulated impairment losses	85	88
Disposals and other	(77)	(77)
End of period	(1,944)	(1,936)
Total intangible assets and goodwill
Intangible assets and goodwill at beginning of period	(1,936)	(1,925)
Accumulated impairment losses	85	88
Disposals and other	77	(77)
Intangible assets and goodwill at end of period	(1,944)	(1,936)
Customer relationships
Finite-life
Beginning of period	34	33
End of period	63	34
Customer relationships | Gross Carrying Amount, Before Adjustment
Finite-life
Beginning of period	1,623	1,611
Accumulated impairment losses	0	0
End of period		1,623
Customer relationships | Gross carrying amount
Finite-life
Beginning of period	1,623	1,611
Additions	46	12
Disposals and other	0	0
End of period	1,669	1,623
Customer relationships | Accumulated amortization
Finite-life
Beginning of period	1,589	1,578
Accumulated impairment losses	17	11
Disposals and other	0	0
End of period	1,606	1,589
Acquired program rights
Finite-life
Beginning of period	151	171
End of period	137	151
Acquired program rights | Gross Carrying Amount, Before Adjustment
Finite-life
Beginning of period	233	253
Accumulated impairment losses	(5)	(5)
End of period		233
Acquired program rights | Gross carrying amount
Finite-life
Beginning of period	228	248
Additions	54	57
Disposals and other	77	77
End of period	205	228
Acquired program rights | Accumulated amortization
Finite-life
Beginning of period	77	77
Accumulated impairment losses	68	77
Disposals and other	(77)	(77)
End of period	68	77
Goodwill
Goodwill
Goodwill at beginning of period	3,973	3,923
Goodwill at end of period	4,024	3,973
Goodwill | Gross Carrying Amount, Before Adjustment
Goodwill
Goodwill at beginning of period	4,194	4,144
Amortization Of Goodwill	221	221
Goodwill at end of period		4,194
Goodwill | Gross carrying amount
Goodwill
Goodwill at beginning of period	3,973	3,923
Additions	51	50
Disposals and other	0	0
Goodwill at end of period	4,024	3,973
Goodwill | Accumulated amortization
Goodwill
Goodwill at beginning of period	0	0
Amortization Of Goodwill	0	0
Disposals and other	0	0
Goodwill at end of period	0	0
Spectrum licences
Indefinite-life
Beginning of period	8,371	8,331
Period end	11,714	8,371
Total intangible assets
Additions	3,300
Spectrum licences | Gross Carrying Amount, Before Adjustment
Indefinite-life
Beginning of period	8,371	8,331
Accumulated impairment losses	0	0
Period end		8,371
Spectrum licences | Gross carrying amount
Indefinite-life
Beginning of period	8,371	8,331
Additions	3,343	40
Disposals and other	0	0
Period end	11,714	8,371
Spectrum licences | Accumulated amortization
Indefinite-life
Beginning of period	0	0
Accumulated impairment losses	0	0
Period end	0	0
Total intangible assets
Disposals and other	0	0
Broadcast licences
Indefinite-life
Beginning of period	234	234
Period end	231	234
Broadcast licences | Gross Carrying Amount, Before Adjustment
Indefinite-life
Beginning of period	333	333
Accumulated impairment losses	99	99
Period end		333
Broadcast licences | Gross carrying amount
Indefinite-life
Beginning of period	234	234
Additions	0	0
Disposals and other	3	0
Period end	231	234
Broadcast licences | Accumulated amortization
Indefinite-life
Beginning of period	0	0
Accumulated impairment losses	0	0
Period end	0	0
Total intangible assets
Disposals and other	0	0
Brand names
Indefinite-life
Beginning of period	136	136
Period end	136	136
Brand names | Gross Carrying Amount, Before Adjustment
Indefinite-life
Beginning of period	420	420
Accumulated impairment losses	14	14
Period end		420
Brand names | Gross carrying amount
Indefinite-life
Beginning of period	406	406
Additions	0	0
Disposals and other	0	0
Period end	406	406
Brand names | Accumulated amortization
Indefinite-life
Beginning of period	270	270
Accumulated impairment losses	0	0
Period end	270	270
Total intangible assets
Disposals and other	$ 0	$ 0